Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2021
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Classification of Financial Assets and Liabilities	The following table summarizes the classification of the Company’s financial assets and liabilities:

(in thousands)	Note	June 30 2021	December 31 2020

Financial assets
Financial assets mandatorily measured at FVTNE 1
Cash and cash equivalents	21	$235,446	$192,683
Trade receivables from provisional concentrate sales, net of fair value adjustment	6, 9	4,034	5,429
Long-term investments - warrants held	14	2,492	3,637
Convertible notes receivable	13	15,979	11,353
Investments in equity instruments designated at FVTOCI 1
Long-term investments - common shares held	14	83,887	196,241
Financial assets measured at amortized cost
Non-revolving term loan	23	835	813
Trade receivables from sales of cobalt	9	7,177	-
Other accounts receivable	9	1,74 1	454

Total financial assets		$351,59 1	$410,610

Financial liabilities
Financial liabilities at amortized cost
Accounts payable and accrued liabilities		12,781	13,023
Bank debt	16	-	195,000
Pension liability		2,133	1,670

Total financial liabilities		$14,914	$209,693

1)	FVTNE refers to Fair Value Through Net Earnings, FVTOCI refers to Fair Value Through Other Comprehensive Income

Maximum Exposure to Credit Risk Related to Financial Assets
The Company’s maximum exposure to credit risk related to its financial assets is as follows:

(in thousands)	Note	June 30 2021	December 31 2020
Cash and cash equivalents	21	$235,446	$192,683
Trade receivables from provisional concentrate sales, net of fair value adjustment	9	4,034	5,429
Trade receivables from sales of cobalt	9	7,177	-
Other accounts receivables	9	1,74 1	454
Non-revolving term loan	23	835	813
Convertible notes receivable	13	15,979	11,353

Maximum exposure to credit risk related to financial assets		$265,21 2	$210,732

Timing Associated with Remaining Contractual Payments Relating to Financial Liabilities	The table includes both interest and principal cash flows.

As at June 30, 2021

(in thousands)	2021	2022 - 2024	2025 - 2026	After 2026	Total
Non-derivative financial liabilities
Accounts payable and accrued liabilities	$12,781	$-	$-	$-	$12,781
Performance share units 1	-	19,620	-	-	19,620
Pension liability 2	2,133	-	-	-	2,133
Lease liability	455	2,781	345	-	3,581

Total	$15,369	$22,401	$345	$-	$38,115

1)	Assumes a weighted average performance factor of 179% (see Note 19.1).
2)	Any benefits under the SERP will be paid out to the employee over a 10-year period, or at the employee’s election, a shorter period upon the employee’s retirement from the Company.

Summary of Carrying Amounts of Canadian Dollar Denominated Monetary Assets and Monetary Liabilities	The carrying amounts of the Company’s Canadian dollar denominated monetary assets and monetary liabilities at the end of the reporting period are as follows:

(in thousands)	June 30 2021	December 31 2020

Monetary assets
Cash and cash equivalents	$705	$5,041
Accounts receivable	136	71
Long-term investments - common shares held	83,463	195,816
Long-term investments - warrants held	2,492	3,637
Convertible note receivable	15,979	11,353
Non-revolving term loan	835	813
Other long-term assets	3,615	3,519

Total Canadian dollar denominated monetary assets	$107,225	$220,250

Monetary liabilities
Accounts payable and accrued liabilities	$6,174	$8,011
Performance share units	15,726	23,405
Lease liability	2,218	2,403
Pension liability	2,133	1,670

Total Canadian dollar denominated monetary liabilities	$26,251	$35,489

Summary of Sensitivity to 10% Increase or Decrease in Canadian Dollar
The following tables detail the Company’s sensitivity to a 10% increase or decrease in the Canadian dollar relative to the United States dollar, representing the sensitivity used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the reasonably possible change in exchange rates.

	As at June 30, 2021
	Change in Canadian Dollar
(in thousands)	10% Increase	10% Decrease

Increase (decrease) in net earnings	$(249)	$249
Increase (decrease) in other comprehensive income	8,346	(8,346)

Increase (decrease) in total comprehensive income	$8,097	$(8,097)

	As at December 31, 2020
	Change in Canadian Dollar
(in thousands)	10% Increase	10% Decrease

Increase (decrease) in net earnings	$(1,105)	$1,105
Increase (decrease) in other comprehensive income	19,582	(19,582)

Increase (decrease) in total comprehensive income	$18,477	$(18,477)

Summary of Financial Assets and Liabilities Measured at Fair Value by Level within Fair Value Hierarchy
The following table sets forth the Company’s financial assets and liabilities measured at fair value by level within the fair value hierarchy. As required by IFRS 13, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

		June 30, 2021

(in thousands)	Note	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	21	$235,446	$235,446	$-	$-
Trade receivables from provisional concentrate sales, net of fair value adjustment	9	4,034	-	4,034	-
Long-term investments - common shares held	14	83,887	83,887	-	-
Long-term investments - warrants held	14	2,492	-	2,492	-
Kutcho Convertible Note	13	15,979	-	-	15,979

		$341,838	$319,333	$6,526	$15,979

		December 31, 2020

(in thousands)	Note	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	21	$192,683	$192,683	$-	$-
Trade receivables from provisional concentrate sales, net of fair value adjustment	9	5,429	-	5,429	-
Long-term investments - common shares held	14	196,241	196,241	-	-
Long-term investments - warrants held	14	3,637	-	3,637	-
Kutcho Convertible Note	13	11,353	-	-	11,353

		$409,343	$388,924	$9,066	$11,353

Summary of Sensitivity Analysis of Fair Value Measurement to Changes in Unobservable Inputs, Assets
Holding all other variables constant, a fluctuation in interest rates of 1% and a fluctuation in the implied volatility used of 5% would have impacted the valuation as below:

	As at June 30, 2021
	Change in interest rate		Change in volatility
(in thousands)	Increase 1%	Decrease 1%	Increase 5%	Decrease 5%
Kutcho Convertible Note	$(369)	$382	$560	$(567)